Annual Total Returns [BarChart] - LVIP Delaware Diversified Floating Rate Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(0.24%)
2012	4.22%
2013	0.75%
2014	0.62%
2015	(0.71%)
2016	2.25%
2017	2.54%
2018	0.27%
2019	4.60%
2020	1.36%